Digital assets and risk management, Foreign currency risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Foreign Currency Risk [Abstract]
Earnings before tax	$ (98,448)		$ (67,091)
Foreign Currency Risk [Member]
Foreign Currency Risk [Abstract]
Exchange rate	0.10
Earnings before tax		$ 1.0		$ 16.2
Foreign Currency Risk [Member] | Accounts Payable [Member]
Foreign Currency Risk [Abstract]
Financial liabilities	$ (924)		(1,371)
Foreign Currency Risk [Member] | Loans Payable [Member]
Foreign Currency Risk [Abstract]
Financial liabilities	(26,121)		(40,051)
Foreign Currency Risk [Member] | Cash [Member]
Foreign Currency Risk [Abstract]
Financial assets	16,402		107,601
Foreign Currency Risk [Member] | Accounts Receivable [Member]
Foreign Currency Risk [Abstract]
Financial assets	10		446
Foreign Currency Risk [Member] | Deposits (non-current) [Member]
Foreign Currency Risk [Abstract]
Financial assets	$ 219		$ 94,996